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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sather Financial Group Inc
Address: 120 E. Constitution St.
         Victoria, TX 77901

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David S Sather
Title: President, CCO
Phone: 361-570-1800

Signature, Place, and Date of Signing:


     (s) David S Sather               Victoria, TX           February 06, 2013
----------------------------   ------------------------   ----------------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

***NONE***

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            55
                                              --------------

Form 13F Information Table Value Total:         $108,985
                                              --------------
                                               (thousands)

List of Other Included Managers:

***NONE***

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  Sather Financial Group Inc
  Form 13F Information Table
      December 31, 2012

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



                              Title                                Shares or
                              of                   Market Value    Principal  Investment   Other     Voting Authority
Name of Issuer                Class  CUSIP       (In Thousands)      Amount   Discretion   Managers  Sole  Shared   None
Abbott Laboratories           COM    002824100                 341       5,200    Sole               -    -           5,200
Accenture PLC                 COM    G1151C101               1,282      19,274    Sole               -    -          19,274
Altria Group                  COM    02209S103               2,718      86,440    Sole               -    -          86,440
American Express Co           COM    025816109                 374       6,514    Sole               -    -           6,514
American Intl Grp Inc         COM    026874784               5,873     166,366    Sole               -    -         166,366
Anheuser Busch Co Inc         COM    03524A108               3,231      36,959    Sole               -    -          36,959
Astrazeneca Plc Adr           COM    046353108                 236       5,000    Sole               -    -           5,000
Avon Products Inc             COM    054303102               2,257     157,156    Sole               -    -         157,156
Bank Of America Corp          COM    060505104               3,313     285,331    Sole               -    -         285,331
Bank Of NY Mellon Co          COM    064058100               2,663     103,600    Sole               -    -         103,600
Baxter Intl Inc               COM    071813109                 643       9,650    Sole               -    -           9,650
Becton Dickinson & Co         COM    075887109                 388       4,968    Sole               -    -           4,968
Berkshire Hathaway Cl B       COM    084670702               9,772     108,940    Sole               -    -         108,940
Bp Plc Adr                    COM    055622104                 647      15,527    Sole               -    -          15,527
Cisco Systems Inc             COM    17275R102               1,246      63,400    Sole               -    -          63,400
Clorox Co                     COM    189054109               1,956      26,716    Sole               -    -          26,716
Colgate-Palmolive Co          COM    194162103               1,592      15,228    Sole               -    -          15,228
Dell Inc                      COM    24702R101                 900      88,800    Sole               -    -          88,800
Diageo Plc New Adr            COM    25243Q205               1,401      12,018    Sole               -    -          12,018
Exxon Mobil Corporation       COM    30231G102                 406       4,691    Sole               -    -           4,691
Fairfax Financial             COM    303901102               5,326      14,753    Sole               -    -          14,753
Fidelity National Fin         COM    31620R105                 212       9,000    Sole               -    -           9,000
ING Prime Rate TRUST          COM    44977W106                 273      43,950    Sole               -    -          43,950
Intl Business Machines        COM    459200101               1,768       9,230    Sole               -    -           9,230
Johnson & Johnson             COM    478160104                 459       6,546    Sole               -    -           6,546
Jpmorgan Chase 18 Wts         COM    46634E114               2,756     232,405    Sole               -    -         232,405
Kellogg Co                    COM    487836108                 302       5,400    Sole               -    -           5,400
Level 3 Communications        COM    52729N308                 576      24,915    Sole               -    -          24,915
Lorillard Inc                 COM    544147101               2,884      24,721    Sole               -    -          24,721
Mastercard Inc                COM    57636Q104                 324         660    Sole               -    -             660
Mc Donalds Corp               COM    580135101               1,220      13,832    Sole               -    -          13,832
Medtronic Inc                 COM    585055106                 260       6,346    Sole               -    -           6,346
Microsoft Corp                COM    594918104               3,572     133,732    Sole               -    -         133,732
Minnesota Mining & Mfg        COM    88579Y101                 250       2,697    Sole               -    -           2,697
Nestle S A Reg B Adr          COM    641069406               1,542      23,657    Sole               -    -          23,657
Nyse Euronext N V             COM    629491101                 394      12,500    Sole               -    -          12,500
Oracle Corporation            COM    68389X105               2,204      66,156    Sole               -    -          66,156
Pepsico Incorporated          COM    713448108               2,550      37,260    Sole               -    -          37,260
Philip Morris Intl Inc        COM    718172109               5,338      63,818    Sole               -    -          63,818
Royal Dutch Shell B Adr       COM    780259107                 309       4,357    Sole               -    -           4,357
Spdr Gold TRUST               COM    78463V107               2,660      16,420    Sole               -    -          16,420
Sysco Corporation             COM    871829107               3,415     107,868    Sole               -    -         107,868
T J X Cos Inc                 COM    872540109               4,085      96,225    Sole               -    -          96,225
Telefonica Spon Adr           COM    879382208               2,005     148,611    Sole               -    -         148,611
Tesco Plc Ord                 COM    G87621101               2,409     441,067    Sole               -    -         441,067
Tesco Plc Spons ADR           COM    881575302                 373      22,500    Sole               -    -          22,500
Teva Pharma ADR               COM    881624209                 325       8,700    Sole               -    -           8,700
Ticc Capital Corp             COM    87244T109                 293      29,000    Sole               -    -          29,000
Total S A Adr                 COM    89151E109               2,755      52,965    Sole               -    -          52,965
U S Bancorp Del               COM    902973304               3,097      96,965    Sole               -    -          96,965
Unilever Plc Adr New          COM    904767704               1,745      45,075    Sole               -    -          45,075
Vivendi Sa New Adr            COM    92852T201               3,314     145,306    Sole               -    -         145,306
Wal-Mart Stores Inc           COM    931142103               2,972      43,555    Sole               -    -          43,555
Walgreen Co                   COM    931422109               2,618      70,737    Sole               -    -          70,737
Wells Fargo & Co New          COM    949746101               3,162      92,519    Sole               -    -          92,519

                                     Total                 108,985
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